Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820-10, “Fair Value Measurements,” established a framework for measuring fair value and a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels, as follows:

Level 1        Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2     Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets,
•quoted prices for identical or similar assets or liabilities in inactive markets,
•inputs other than quoted prices that are observable for the asset or liability, and
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3        Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered investment companies: Shares held by the Plan at year end are valued at the official closing price as defined by the exchange or at the most recent trade price of a security at the close of the active market. The registered investment companies hold equity securities, fixed income securities and cash and cash equivalents.

Common collective trusts: The readily determinable fair value is based on the published fair value per unit of the trusts.  The common collective trusts hold equity securities, fixed income securities and cash and cash equivalents.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth the Plan’s investments by valuation technique level, within the fair value hierarchy, excluding Plan interest in the Master Trust for NS stock. There were no level 3 valued investments.

	Level 1	Level 2	Total
	($ in thousands)

December 31, 2025
Registered investment companies	$317,046	$—	$317,046
Common collective trusts	—	615,839	615,839

Investments at fair value	$317,046	$615,839	$932,885

December 31, 2024
Registered investment companies	$514,727	$—	$514,727
Common collective trusts	—	291,799	291,799

Investments at fair value	$514,727	$291,799	$806,526